Goodwill and Other Intangible Assets - Summary of Goodwill and Other Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 1,099	$ 1,144
Ending balance	1,042	1,099
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,926	1,925
Additions	49	53
Fully amortised assets written off	(50)	(55)
Disposals	(4)	(1)
Exchange and other adjustments	(5)	4
Ending balance	1,916	1,926
Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(827)	(781)
Fully amortised assets written off	50	55
Disposals	4	1
Exchange and other adjustments	1	(4)
Provided	(19)	(21)
System Fund expense	(78)	(77)
Impairment charge	(2)
System Fund impairment charge	(3)
Ending balance	(874)	(827)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	336	335
Ending balance	331	336
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	516	513
Disposals		0
Exchange and other adjustments	(5)	3
Ending balance	511	516
Goodwill [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(180)	(178)
Disposals		0
Exchange and other adjustments		(2)
Ending balance	(180)	(180)
Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	439	439
Ending balance	439	439
Brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	439	439
Ending balance	439	439
Brands [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0
Ending balance	0	0
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	297	339
Ending balance	247	297
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	825	825
Additions	48	52
Fully amortised assets written off	(49)	(52)
Disposals	(4)	(1)
Exchange and other adjustments		1
Ending balance	820	825
Software [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(528)	(486)
Fully amortised assets written off	49	52
Disposals	4	1
Exchange and other adjustments	1	(1)
Provided	(17)	(18)
System Fund expense	(77)	(76)
Impairment charge	(2)
System Fund impairment charge	(3)
Ending balance	(573)	(528)
Management contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	19	21
Ending balance	18	19
Management contracts [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	122	122
Ending balance	122	122
Management contracts [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(103)	(101)
Exchange and other adjustments		(1)
Provided	(1)	(1)
Ending balance	(104)	(103)
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	8	10
Ending balance	7	8
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	24	26
Additions	1	1
Fully amortised assets written off	(1)	(3)
Ending balance	24	24
Other intangibles [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(16)	(16)
Fully amortised assets written off	1	3
Exchange and other adjustments		0
Provided	(1)	(2)
System Fund expense	(1)	(1)
Ending balance	$ (17)	$ (16)